Schedule of Disaggregated Information of Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Product Information [Line Items]
Revenues	$ 114,620,785	$ 74,192,974
Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	114,618,812	74,192,974
Brokerage Commissions [Member]
Product Information [Line Items]
Revenues	1,973
CHINA | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	12,246,493	6,200,371
HONG KONG | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	4,848,622	2,452,932
INDIA | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	2,195,527	681,609
INDONESIA | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	3,736,430	2,914,180
MALAYSIA | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	34,809,981	18,520,199
SINGAPORE | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	37,952,471	31,118,940
SINGAPORE | Brokerage Commissions [Member]
Product Information [Line Items]
Revenues	1,973
KOREA, REPUBLIC OF | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	5,129,136	2,740,362
THAILAND | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	940,775	2,770,840
VIET NAM | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	419,695	340,174
SPAIN | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	4,241,686
UNITED ARAB EMIRATES | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	3,302,712
Other [Member] | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	4,795,284	6,453,367
Sub Total [Member] | Sale of Marine Fuels [Member]
Product Information [Line Items]
Revenues	114,618,812	74,192,974
Sub Total [Member] | Brokerage Commissions [Member]
Product Information [Line Items]
Revenues	$ 1,973